Financial Risk Management Objectives and Policies - Equity Price Risk Sensitivity Analysis Assuming 10% Increase/(Decrease) in Underlying Prices (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Equity price risk [Member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Effect on profit before tax	¥ 2,471	$ 390	¥ 1,218